CERTAIN TRANSACTIONS (Details) $ in Millions	9 Months Ended
Sep. 30, 2015 USD ($)
Noncash Or Part Noncash Acquisitions [Line Items]
Total consideration	$ 102
Purchase price in US dollars	$ 102